Loan Servicing	12 Months Ended
Dec. 31, 2013
Loan Servicing [Abstract]
LOAN SERVICING
LOAN SERVICING
Mortgage loans serviced for others are not reported as assets. The principal balances of these loans for the dates indicated are as follows:

	At December 31,
	2013	2012
	(Dollars in thousands)
Mortgage loan portfolios serviced for:
FHLMC	$64,718	$67,429
FHLB	1,387	1,058
Total	$66,105	$68,487

Custodial escrow balances maintained in connection with serviced loans were $479,000 and $281,000, respectively, at December 31, 2013 and 2012.
Activity for capitalized mortgage servicing rights was as follows:

	Year Ended December 31,
	2013	2012
	(Dollars in thousands)
Servicing rights:
Beginning of year	$344	$348
Additions	92	174
Amortized to expense	(120)	(139)
Change in valuation allowance	52	(39)
End of year	$368	$344

Valuation allowance:
Beginning of year	$158	$119
Additions expensed	—	44
Reductions credited to expense	(52)	(5)
Direct write-downs	—	—
End of year	$106	$158
The fair value of mortgage servicing rights was $407,000 and $352,000, respectively, at December 31, 2013 and 2012. At December 31, 2013, $178,000 of the mortgage servicing rights were carried at book value and $190,000 of the mortgage servicing rights were carried at their fair value, which is made up of the outstanding balance of $296,000, net of a valuation allowance of $106,000. The fair value of mortgage servicing rights at December 31, 2013 was determined using a discount rate of 10.0%, prepayment speeds ranging from 6.5% to 23.0%, depending on the stratification of the specific right, and a weighted average default rate of approximately 0.5%. At December 31, 2012, $71,000 of the mortgage servicing rights were carried at book value and $273,000 of the mortgage servicing rights were carried at their fair value, which was made up of the outstanding balance of $431,000, net of a valuation allowance of $158,000. The fair value of mortgage servicing rights at December 31, 2012 was determined using a discount rate of 10.0%, prepayment speeds ranging from 14.9% to 30.3%, depending on stratification of the specific right, and a weighted average default rate of approximately 0.5%.
The weighted average amortization period for mortgage servicing rights was 4.13 years at December 31, 2013.